American Century Investments®
Quarterly Portfolio Holdings
American Century® U.S. Quality Value ETF (VALQ)
November 30, 2024

U.S. Quality Value ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 2.8%
General Electric Co.	1,711	311,676
Lockheed Martin Corp.	12,459	6,595,919
		6,907,595
Air Freight and Logistics — 2.5%
FedEx Corp.	1,044	315,988
United Parcel Service, Inc., Class B	43,545	5,909,927
		6,225,915
Automobiles — 0.3%
General Motors Co.	5,297	294,460
Tesla, Inc.(1)	981	338,602
		633,062
Banks — 0.1%
Wells Fargo & Co.	4,193	319,381
Beverages — 3.1%
Coca-Cola Co.	55,288	3,542,855
National Beverage Corp.	6,286	310,466
PepsiCo, Inc.	24,027	3,927,213
		7,780,534
Biotechnology — 3.7%
AbbVie, Inc.	19,670	3,598,233
Alkermes PLC(1)	10,767	312,458
Amgen, Inc.	1,031	291,639
Exelixis, Inc.(1)	8,709	317,530
Gilead Sciences, Inc.	43,899	4,064,170
Incyte Corp.(1)	3,925	292,766
United Therapeutics Corp.(1)	790	292,687
		9,169,483
Broadline Retail — 3.1%
Amazon.com, Inc.(1)	18,763	3,900,640
Dillard's, Inc., Class A(2)	1,234	546,810
eBay, Inc.	53,894	3,410,951
		7,858,401
Building Products — 1.7%
Allegion PLC	2,420	340,833
Carlisle Cos., Inc.	677	309,186
Masco Corp.	29,057	2,340,832
Owens Corning	3,126	642,768
Trane Technologies PLC	1,202	500,296
		4,133,915
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	1,631	305,878
Bank of New York Mellon Corp.	3,935	322,158
Blackrock, Inc.	292	298,658
Charles Schwab Corp.	3,806	314,985
Evercore, Inc., Class A	1,019	313,750
Goldman Sachs Group, Inc.	519	315,848
Jefferies Financial Group, Inc.	4,153	328,668
Morgan Stanley	2,305	303,361
Northern Trust Corp.	2,881	320,252

S&P Global, Inc.	598	312,461
SEI Investments Co.	26,210	2,165,732
State Street Corp.	3,241	319,271
T. Rowe Price Group, Inc.	2,643	327,309
		5,948,331
Chemicals — 1.7%
Axalta Coating Systems Ltd.(1)	7,507	303,733
Cabot Corp.	8,387	919,383
Ecolab, Inc.	3,444	856,764
Linde PLC	1,346	620,492
NewMarket Corp.	560	298,794
PPG Industries, Inc.	2,471	307,318
Sherwin-Williams Co.	2,414	959,324
		4,265,808
Commercial Services and Supplies — 1.6%
Cintas Corp.	16,085	3,631,832
Veralto Corp.	2,960	320,243
		3,952,075
Communications Equipment — 2.4%
Arista Networks, Inc.(1)	791	321,003
Cisco Systems, Inc.	52,700	3,120,367
F5, Inc.(1)	7,279	1,822,298
Motorola Solutions, Inc.	1,237	618,129
		5,881,797
Construction and Engineering — 0.2%
EMCOR Group, Inc.	613	312,704
Valmont Industries, Inc.	898	312,378
		625,082
Consumer Finance — 0.4%
American Express Co.	1,059	322,656
OneMain Holdings, Inc.	5,573	319,612
Synchrony Financial	4,704	317,614
		959,882
Consumer Staples Distribution & Retail — 4.3%
Costco Wholesale Corp.	330	320,720
Kroger Co.	5,167	315,600
Sprouts Farmers Market, Inc.(1)	7,356	1,136,355
Target Corp.	21,274	2,814,763
U.S. Foods Holding Corp.(1)	4,626	322,756
Walmart, Inc.	64,337	5,951,173
		10,861,367
Containers and Packaging — 0.4%
Amcor PLC	57,384	610,566
Packaging Corp. of America	1,296	322,509
		933,075
Distributors — 0.7%
Genuine Parts Co.	14,250	1,805,902
Diversified Consumer Services — 0.5%
H&R Block, Inc.	19,455	1,153,292
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	7,469	331,175
Electrical Equipment — 2.1%
Acuity Brands, Inc.	4,473	1,434,446
Eaton Corp. PLC	9,279	3,483,522

Hubbell, Inc.	694	319,303
		5,237,271
Electronic Equipment, Instruments and Components — 3.5%
Amphenol Corp., Class A	8,415	611,350
Arrow Electronics, Inc.(1)	2,650	318,424
Badger Meter, Inc.	1,390	301,380
Insight Enterprises, Inc.(1)	2,000	312,900
Jabil, Inc.	7,594	1,031,493
TE Connectivity PLC	39,618	5,987,072
Trimble, Inc.(1)	4,315	314,865
		8,877,484
Entertainment — 1.9%
Electronic Arts, Inc.	1,860	304,426
Netflix, Inc.(1)	4,688	4,157,365
Walt Disney Co.	2,797	328,564
		4,790,355
Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(1)	653	315,412
Fidelity National Information Services, Inc.	3,451	294,370
Fiserv, Inc.(1)	14,477	3,198,838
Jack Henry & Associates, Inc.	1,770	311,839
Mastercard, Inc., Class A	587	312,836
MGIC Investment Corp.	12,408	325,834
PayPal Holdings, Inc.(1)	3,558	308,728
Visa, Inc., Class A	990	311,929
		5,379,786
Food Products — 1.2%
Flowers Foods, Inc.	13,982	316,273
Ingredion, Inc.	15,758	2,321,784
Tyson Foods, Inc., Class A	4,769	307,600
		2,945,657
Ground Transportation — 1.3%
Uber Technologies, Inc.(1)	35,824	2,577,895
Union Pacific Corp.	2,591	633,914
		3,211,809
Health Care Equipment and Supplies — 3.6%
Abbott Laboratories	54,949	6,526,293
IDEXX Laboratories, Inc.(1)	720	303,660
Intuitive Surgical, Inc.(1)	568	307,856
Medtronic PLC	18,261	1,580,307
Stryker Corp.	796	312,151
		9,030,267
Health Care Providers and Services — 1.4%
Cardinal Health, Inc.	2,517	307,678
Cencora, Inc.	1,254	315,444
Cigna Group	1,885	636,753
DaVita, Inc.(1)	1,977	328,518
Encompass Health Corp.	3,016	310,467
McKesson Corp.	500	314,250
Quest Diagnostics, Inc.	1,946	316,537
Tenet Healthcare Corp.(1)	1,877	267,810
UnitedHealth Group, Inc.	515	314,253
Universal Health Services, Inc., Class B	1,519	311,395
		3,423,105

Hotels, Restaurants and Leisure — 2.0%
Booking Holdings, Inc.	553	2,876,695
Boyd Gaming Corp.	4,216	311,352
Domino's Pizza, Inc.	700	333,333
Expedia Group, Inc.(1)	1,763	325,485
McDonald's Corp.	2,045	605,340
Starbucks Corp.	3,076	315,167
Texas Roadhouse, Inc.	1,535	315,089
		5,082,461
Household Durables — 0.4%
Lennar Corp., Class A	3,359	585,776
Toll Brothers, Inc.	1,986	328,028
		913,804
Household Products — 6.8%
Clorox Co.	17,692	2,957,572
Colgate-Palmolive Co.	33,876	3,273,438
Kimberly-Clark Corp.	26,900	3,748,515
Procter & Gamble Co.	37,017	6,635,667
Reynolds Consumer Products, Inc.	11,000	304,590
		16,919,782
Industrial Conglomerates — 0.4%
3M Co.	2,307	308,054
Honeywell International, Inc.	2,647	616,565
		924,619
Insurance — 1.6%
Allstate Corp.	1,559	323,321
Assurant, Inc.	1,417	321,801
Axis Capital Holdings Ltd.	3,588	333,827
Chubb Ltd.	1,064	307,209
Globe Life, Inc.	2,800	311,472
Hartford Financial Services Group, Inc.	2,622	323,319
Loews Corp.	3,686	319,687
Marsh & McLennan Cos., Inc.	1,378	321,391
Old Republic International Corp.	9,423	367,214
Progressive Corp.	1,201	322,925
Reinsurance Group of America, Inc.	1,330	303,772
Unum Group	4,225	324,902
		3,880,840
Interactive Media and Services — 1.3%
Alphabet, Inc., Class A	17,385	2,937,196
Meta Platforms, Inc., Class A	587	337,126
		3,274,322
IT Services — 6.3%
Accenture PLC, Class A	6,120	2,217,705
Amdocs Ltd.	27,132	2,352,887
Cognizant Technology Solutions Corp., Class A	34,006	2,737,143
EPAM Systems, Inc.(1)	1,236	301,485
GoDaddy, Inc., Class A(1)	1,647	325,398
International Business Machines Corp.	32,132	7,307,138
Twilio, Inc., Class A(1)	3,143	328,569
VeriSign, Inc.(1)	1,656	309,970
		15,880,295
Life Sciences Tools and Services — 0.9%
Danaher Corp.	1,275	305,604
Mettler-Toledo International, Inc.(1)	1,229	1,537,725

Thermo Fisher Scientific, Inc.	573	303,478
		2,146,807
Machinery — 3.4%
Allison Transmission Holdings, Inc.	2,594	307,389
Caterpillar, Inc.	1,786	725,312
Donaldson Co., Inc.	3,971	309,937
Flowserve Corp.	13,299	811,505
Illinois Tool Works, Inc.	6,403	1,776,961
Lincoln Electric Holdings, Inc.	7,914	1,729,051
Mueller Industries, Inc.	3,386	273,487
Otis Worldwide Corp.	19,635	2,022,012
Snap-on, Inc.	860	317,933
Watts Water Technologies, Inc., Class A	1,440	310,738
		8,584,325
Media — 2.9%
Charter Communications, Inc., Class A(1)	774	307,251
Comcast Corp., Class A	139,525	6,026,085
Fox Corp., Class A	6,429	302,934
New York Times Co., Class A	5,630	305,484
Omnicom Group, Inc.	2,906	304,607
		7,246,361
Metals and Mining — 0.3%
Commercial Metals Co.	5,136	316,840
Steel Dynamics, Inc.	2,215	321,773
		638,613
Oil, Gas and Consumable Fuels — 0.7%
Chevron Corp.	3,773	610,962
ConocoPhillips	2,703	292,843
Exxon Mobil Corp.	5,064	597,349
Marathon Petroleum Corp.	1,930	301,370
		1,802,524
Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	85,002	5,033,818
Jazz Pharmaceuticals PLC(1)	2,456	298,625
Johnson & Johnson	42,898	6,649,619
Merck & Co., Inc.	24,195	2,459,180
		14,441,242
Professional Services — 0.7%
Automatic Data Processing, Inc.	1,011	310,306
CACI International, Inc., Class A(1)	621	285,585
Genpact Ltd.	14,554	671,813
Leidos Holdings, Inc.	1,817	300,532
Robert Half, Inc.	4,050	302,171
		1,870,407
Real Estate Management and Development — 0.1%
Jones Lang LaSalle, Inc.(1)	1,162	326,057
Retail REITs — 1.4%
Simon Property Group, Inc.	18,744	3,441,398
Semiconductors and Semiconductor Equipment — 2.5%
Amkor Technology, Inc.	17,365	459,131
Applied Materials, Inc.	9,846	1,720,195
Broadcom, Inc.	1,792	290,447
Cirrus Logic, Inc.(1)	6,014	628,162
Micron Technology, Inc.	3,078	301,490
NVIDIA Corp.	2,080	287,560

QUALCOMM, Inc.	13,031	2,065,804
Skyworks Solutions, Inc.	3,752	328,638
Texas Instruments, Inc.	1,482	297,927
		6,379,354
Software — 2.7%
Adobe, Inc.(1)	3,660	1,888,304
Autodesk, Inc.(1)	995	290,440
DocuSign, Inc.(1)	3,798	302,663
Dolby Laboratories, Inc., Class A	4,172	326,751
Dropbox, Inc., Class A(1)	11,031	305,117
Fortinet, Inc.(1)	3,231	307,107
Intuit, Inc.	436	279,794
Manhattan Associates, Inc.(1)	1,091	311,415
Microsoft Corp.	2,112	894,348
Palo Alto Networks, Inc.(1)	774	300,173
Pegasystems, Inc.	3,451	327,741
Qualys, Inc.(1)	2,043	313,805
Salesforce, Inc.	920	303,591
ServiceNow, Inc.(1)	294	308,535
Zoom Communications, Inc., Class A(1)	3,694	305,457
		6,765,241
Specialized REITs — 0.1%
Lamar Advertising Co., Class A	2,498	334,782
Specialty Retail — 4.3%
Abercrombie & Fitch Co., Class A(1)	3,412	510,742
Best Buy Co., Inc.	25,572	2,301,480
Dick's Sporting Goods, Inc.	1,536	318,321
Gap, Inc.	23,536	570,748
Home Depot, Inc.	9,774	4,194,317
Lowe's Cos., Inc.	2,258	615,147
Ross Stores, Inc.	2,145	332,196
TJX Cos., Inc.	5,270	662,386
Williams-Sonoma, Inc.	7,689	1,322,662
		10,827,999
Technology Hardware, Storage and Peripherals — 4.2%
Apple, Inc.	27,020	6,412,657
HP, Inc.	74,363	2,634,681
NetApp, Inc.	11,991	1,470,576
		10,517,914
Textiles, Apparel and Luxury Goods — 1.0%
Columbia Sportswear Co.	3,604	314,413
PVH Corp.	2,939	318,499
Ralph Lauren Corp.	1,429	330,671
Tapestry, Inc.	26,395	1,643,881
		2,607,464
Tobacco — 0.3%
Altria Group, Inc.	5,511	318,205
Philip Morris International, Inc.	2,381	316,816
		635,021
Trading Companies and Distributors — 0.5%
Applied Industrial Technologies, Inc.	1,127	309,609
MSC Industrial Direct Co., Inc., Class A	3,572	306,763
WW Grainger, Inc.	516	621,956
		1,238,328

Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	1,284	317,071
TOTAL COMMON STOCKS (Cost $221,199,290)		249,638,837
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	135,012	135,012
State Street Navigator Securities Lending Government Money Market Portfolio(3)	418,100	418,100
TOTAL SHORT-TERM INVESTMENTS (Cost $553,112)		553,112
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $221,752,402)		250,191,949
OTHER ASSETS AND LIABILITIES — (0.1)%		(169,422)
TOTAL NET ASSETS — 100.0%		$250,022,527

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $409,886. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $418,100.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.